Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Short-Term Borrowings
Schedule of short-term borrowing

	December 31,	December 31,
	2020	2021

	(in thousands)
Secured borrowings	$104,000	151,400
Unused credit lines	$280,921	277,362
Interest rate-secured borrowings	0.33%~0.40%	0.32%~0.38%

Schedule of reconciliation of liabilities to cash flows arising from financing activities

The reconciliation of borrowings to cash flows arising from financing activities was as follows:

	Unsecured	Secured
	borrowings	borrowings

	(in thousands)
January 1, 2020	$57,339	164,000
Change from financing activities:
Proceeds from borrowings	208,137	278,000
Repayments of borrowings	(265,355)	(338,000)
Total changes from financing activities	(57,218)	(60,000)
Other changes:
Effect of exchange rate changes	(121)	-
Total liability-related other changes	(121)	-
December 31,2020	-	104,000
Change from financing activities:
Proceeds from borrowings	15,000	611,600
Repayments of borrowings	(15,000)	(564,200)
Total changes from financing activities	-	47,400
December 31,2021	$-	151,400